Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Receivables from financial services		¥ 5,434,496	¥ 5,414,550
Unearned interest income and fees		(11,307)	(8,894)
Current assets		1,694,113	1,794,654
Non-current assets		3,740,383	3,619,896
Receivables from financial services		5,434,496	5,414,550
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	5,054,428	4,847,906
Allowance for credit losses		(36,767)	(34,286)	¥ (60,241)	¥ (39,760)
Receivables from financial services	[1]	5,054,428	4,847,906
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(487)	(813)	(690)	(730)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		284,506	486,138
Allowance for credit losses		(1,809)	(2,267)	¥ (2,537)	¥ (2,713)
Receivables from financial services		284,506	486,138
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,484,866	5,460,810
Receivables from financial services		5,484,866	5,460,810
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,054,428	4,847,906
Receivables from financial services		5,054,428	4,847,906
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		145,932	126,766
Receivables from financial services		145,932	126,766
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		284,506	486,138
Receivables from financial services		284,506	486,138
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (39,063)	¥ (37,366)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.